Income Taxes - Reconciliation of Expected Income Tax Expense at Federal Statutory Rate to the Applicable Income Tax Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Business Acquisition [Line Items]
Federal statutory rate	21.00%	21.00%	21.00%
Tax at statutory rate	$ 1,661	$ 1,442	$ 1,533
State income tax, at statutory rates, net of federal tax benefit	385	322	305
Tax credits and benefits, net of related expenses	(393)	(272)	(273)
Tax-exempt income	(144)	(142)	(121)
Exam Resolutions	(106)	(35)	0
Revaluation of tax related assets and liabilities	(8)	15	(79)
Nondeductible legal and regulatory expenses	57	76	37
Other items	128	1	61
Total income tax provision	$ 1,580	1,407	$ 1,463
MUB
Business Acquisition [Line Items]
Revaluation of tax related assets and liabilities		$ (79)